NOTES PAYABLE - Additional Information (Detail) (SCHC, USD $)	1 Months Ended
	Aug. 31, 2006	Dec. 31, 2007	Jul. 31, 2009	Feb. 29, 2012	Nov. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Capital Lease Obligations						$ 39,041	$ 39,041
Notes Payable One [Member]
Loan Processing Fee	1,720,000
Debt Instrument, Periodic Payment, Principal	25,553
Debt Instrument, Interest Rate During Period	7.00%
Debt Instrument, Annual Principal Payment						0		99,360	246,714
Debt Instrument, Maturity Date	Sep. 30, 2013
Notes Payable Two [Member]
Loan Processing Fee		1,119,537
Debt Instrument, Periodic Payment, Principal		13,069
Debt Instrument, Interest Rate During Period		6.89%
Debt Instrument, Annual Principal Payment						473,891	534,500	591,876	649,595
Debt Instrument, Maturity Date		Oct. 31, 2017
Notes Payable Three [Member]
Loan Processing Fee			654,000
Debt Instrument, Periodic Payment, Principal			7,494
Debt Instrument, Interest Rate During Period			5.52%
Debt Instrument, Annual Principal Payment						310,347	343,770	376,284	407,914
Debt Instrument, Maturity Date			Mar. 31, 2018
Notes Payable Four [Member]
Loan Processing Fee				80,000
Debt Instrument, Maturity Date				Jan. 31, 2020
Debt Instrument, Increase, Accrued Interest				1.24
Notes Payable Five [Member]
Debt Instrument, Periodic Payment, Principal					7,445
Debt Instrument, Interest Rate During Period					4.50%
Debt Instrument, Annual Principal Payment						$ 204,034	$ 243,508	$ 0
Debt Instrument, Maturity Date					Nov. 15, 2016